Long-Term Debt - Euro-denominated term loans- Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) term_loan vessel subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€) term_loan vessel subsidiary	Dec. 31, 2020 EUR (€)
Debt Instrument [Line Items]
Number of term loans	5			5
Aggregate principal amount | $	$ 1,394,856	$ 1,481,936
Foreign currency exchange gain (loss) (notes 10 and 13) | $	$ 8,612	(21,356)	$ (9,640)
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of term loans	2			2
Aggregate principal amount	$ 115,400	$ 152,700		€ 101.5	€ 125.0
Euro-denominated Term Loans | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of vessels | vessel	2			2
Euro-denominated Term Loans | Financial Guarantee
Debt Instrument [Line Items]
Number of subsidiaries | subsidiary	1			1
Euro-denominated Term Loans | EURIBOR
Debt Instrument [Line Items]
Number of term loans	1			1
Euro-denominated Term Loans | EURIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Euro-denominated Term Loans | EURIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.95%